Earnings Per Share	12 Months Ended
May 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share

NOTE J — EARNINGS PER SHARE

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share for the years ended May 31, 2017, 2016 and 2015:

Year Ended May 31,	2017	2016	2015
(In thousands, except per share amounts)
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders	$181,823	$354,725	$239,484
Less: Allocation of earnings and dividends to participating securities	(2,795)	(5,770)	(4,954)
Net income available to common shareholders - basic	179,028	348,955	234,530
Add: Undistributed earnings reallocated to unvested shareholders	2		18
Reverse: Allocation of earnings and dividends to participating securities		5,770
Add: Income effect of contingently issuable shares	5,457	5,430	5,374
Net income available to common shareholders - diluted	$184,487	$360,155	$239,922
Denominator for basic and diluted earnings per share:
Basic weighted average common shares (1)	130,662	129,383	129,933
Average diluted options	598	3,445	1,082
Net issuable common share equivalents (2)	3,905	3,888	3,878
Total shares for diluted earnings per share (1)	135,165	136,716	134,893
Earnings Per Share of Common Stock Attributable to
RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$1.37	$2.70	$1.81
Diluted Earnings Per Share of Common Stock	$1.36	$2.63	$1.78

(1)

Basic and diluted earnings per share are calculated using the two-class method for the years ended May 31, 2017 and 2015.  For the year ended May 31, 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.

(2)

Represents the number of shares that would be issued if our contingently convertible notes were converted.  We include these shares in the calculation of diluted EPS as the conversion of the notes may be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock.